Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Components of Deferred Tax Assets and Liabilities [Abstract]
Accrued liabilities and reserves	$ 128,553	$ 127,955
Allowance for doubtful accounts	20,134	15,136
Inventory	63,950	61,522
Post-retirement benefits	8,746	9,167
Commodity hedges	1,393	2,056
Net operating loss carryforward	27,131	19,895
Tax credit carryforwards	16,792	92,380
Other deferred tax assets	779
Valuation allowance	(30,104)	(96,107)
Total deferred tax assets	237,374	232,004
Holdbacks and amounts not due under contracts	(10,731)	(10,214)
Intangibles	(167,374)	(164,716)
Property, plant and equipment	(390,575)	(385,815)
Total deferred tax liabilities	(568,680)	(560,745)
Total net deferred tax liabilities	$ (331,306)	$ (328,741)